Long-term Debt	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Long-term Debt	LONG-TERM DEBT
The following table summarizes the Group’s long-term debt:

As at	March 31,
	2023	2022
	$	$
Senior secured revolving credit facility (the "Credit Facility") (a)	82,512	66,631
Secured loans (b)	13,192	8,596
Subordinated unsecured loans (c)	20,000	17,500
Balance of purchase payable with a nominal value of $3,100,000, non-interest bearing (5.8% effective interest rate), paid in April 2022	—	3,100
Balance of purchase payable with a nominal value of $1,800,000, non-interest bearing (6.0% effective interest rate), paid in October 2022	—	1,748
Balance of purchase payable with a nominal value of $8,519,000 ($6,825,000 US), non-interest bearing (6.0% effective interest rate), paid in December 2022	—	8,178
Balance of purchase price payable with a nominal value of $12,641,000 (US$9,345,000), non-interest bearing (4.4% effective interest rate), payable in annual installments of $4,214,000 (US$3,115,000), maturing on July 1, 2025	11,993	—
Deferral of employment tax payments (March 31, 2022 - US$1,219,000)	—	1,521
Other	—	120
Unamortized transaction costs (net of accumulated amortization of $1,184,000 and $754,000)	(507)	(718)
	127,190	106,676
Current portion of long-term debt	12,808	19,316
	114,382	87,360

(a) The Credit Facility is available to a maximum amount of $125,000,000 which can be increased under an accordion provision to $140,000,000, under certain conditions, and can be drawn in Canadian and the equivalent amount in U.S. dollars. It is available in prime rate advances, SOFR advances, bankers’ acceptances and letters of credit up to $2,500,000.
The advances bear interest at the Canadian or U.S. prime rate, plus an applicable margin ranging from 0.25% to 1.00%, or bankers’ acceptances or SOFR rates, plus an applicable margin ranging from 1.50% to 2.25%, as applicable for Canadian and U.S. advances, respectively. The applicable margin is determined based on threshold limits for certain financial ratios.
As security for the Credit Facility, Alithya provided a first ranking hypothec on the universality of its assets excluding any leased equipment and Investissement Québec’s first ranking lien on tax credits receivable for the financing related to refundable tax credits. Under the terms of the agreement, the Group is required to maintain certain financial covenants which are measured on a quarterly basis. The Credit Facility matures on April 1, 2024 and is renewable for additional one-year periods at the lender’s discretion.
As at March 31, 2023, the amount outstanding under the Credit Facility includes $82,512,000 (March 31, 2022 - $48,377,000) payable in U.S. dollars (US$61,000,000; March 31, 2022 - US$38,755,000).
On October 27, 2022, the Group entered into an additional operating credit facility available to a maximum amount of $2,705,000 (US$2,000,000), bearing interest at U.S. prime rate plus 1.00%, with the same security and financial covenants as the Credit Facility. This operating credit facility can be terminated by the lender at any time. There was no amount outstanding under this additional operating credit facility as at March 31, 2023.
10. LONG-TERM DEBT (CONT’D)
(b) The secured loans issued by Investissement Québec to finance the Group’s refundable tax credits have the following terms and conditions:

As at			March 31,
			2023	2022
			$	$
Year of related Refundable Tax Credit	Repayable on the earlier of the date of receipt of the refundable tax credits receivable and	Bearing interest at
2021	March 31, 2023	Prime rate + 1,00%	—	4,670
2022	March 31, 2024	Prime rate + 1,00%	8,719	3,926
2023	March 31, 2025	Prime rate + 1,25%	4,473	—
			13,192	8,596

The maximum amount that can be financed for the 2022 and 2023 refundable tax credits is the lesser of 90% of the eligible refundable tax credits and $8,776,000 for 2022 and $10,670,000 for 2023. The loans are secured by a first ranking hypothec on the universality of the Group’s financed refundable tax credits receivable and a subordinated ranking hypothec on accounts receivable and other receivables.
(c) The subordinated unsecured loans with Investissement Québec, in the amount of $20,000,000, mature on October 1, 2025. The first $10,000,000 bears fixed interest rates ranging between 6.00% and 7.25% and the additional $10,000,000 bears interest ranging between 7.10% and 8.35%, determined and payable quarterly, based on threshold limits for certain financial ratios. Under the terms of the loans, the Group is required to maintain compliance with certain financial covenants which are measured on a quarterly basis.
(a)(c) The Group was in compliance with all of its financial covenants as at March 31, 2023 and 2022.